CORPORATE INFORMATION	3 Months Ended
Mar. 31, 2024
Disclosure of subsidiaries [abstract]
CORPORATE INFORMATION	CORPORATE INFORMATION
Legend Biotech Corporation, (the "Company"), was incorporated on May 27, 2015 as an exempted company in the Cayman Islands with limited liability under the Companies Act (As Revised) of the Cayman Islands. The registered office address of the Company is PO Box 10240, Harbour Place, 103 South Church Street, George Town, Grant Cayman KY1-1002, Cayman Islands.
Legend Biotech Corporation is an investment holding company. The Company’s subsidiaries are principally engaged in the discovery, and development, manufacturing and commercialization of novel cell therapies for oncology and other indications.